September 21, 2020

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Guinness Atkinson Funds, File Nos. 33-75340; 811-08360 (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, attached please find a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in the proposed reorganizations of two series of the Registrant currently operated as mutual funds into two new (shell) series of the Registrant which will be operated as exchange traded funds, as set forth below:

Mutual Funds (“Target Funds”)	Exchange Traded Funds (“Acquiring ETFs”)
Guinness Atkinson Asia Pacific Dividend Builder Fund	SmartETFs Asia Pacific Dividend Builder ETF
Guinness Atkinson Dividend Builder Fund	SmartETFs Dividend Builder Fund

We call your attention to the fact that each of these Reorganizations is designed to be a tax-free “conversion” of the mutual fund into an exchange traded fund.

The Registrant will file the required opinion relating to the legality of the shares being registered and the consent of the Registrant’s independent registered public accounting firm in a pre-effective amendment to the Registration Statement. The Registrant has also undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of each reorganization.

After each Reorganization, the corresponding surviving ETF will have the same investment objective, strategies and portfolio management team as its target fund. Each of the mutual funds and corresponding ETFs are subject to the same principal investment risks. Disclosure relating to the investment strategies and risks contained in this N-14 is substantially similar to disclosure contained in the currently effective registration statement for the Guinness Atkinson Funds, which was filed on September 16, 2020 (Accession No.: 0001398344-20-018635). The Registrant requests selective review of the investment strategies and risks sections of the N-14.

We note that the ETFs intend to use the historical performance information of the mutual funds. The Registrant believes that using the historical performance of the predecessor mutual funds is appropriate because each ETF is designed to have the same investment objective, principal investment strategies, principal investments risks and investment restrictions as the predecessor mutual fund, and is served by the same investment adviser and same portfolio management team. There is no change in service providers and the expense structure of these funds is similar to their expense structure as mutual funds, except that due to the combination, the overall expense ratios are lower.

ALEXANDRA ALBERSTADT ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 323.333.1979

Practus, LLP ● Alexandra.Alberstadt@Practus.com ● Practus.com

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant confirms that it will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment which specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

If you have any questions concerning the foregoing, please contact the undersigned at (332) 333-1979 or Alexandra.alberstadt@practus.com

Respectfully submitted,

/s/ Alexandra K. Alberstadt
Alexandra K. Alberstadt

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